dividends per share	12 Months Ended
Dec. 31, 2024
dividends per share
dividends per share
13	dividends per share

(a)TELUS Corporation Common Share dividends declared

Years ended December 31 (millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2024
Quarter 1 dividend	Mar. 11, 2024	$0.3761	Apr. 1, 2024	$554
Quarter 2 dividend	Jun 10, 2024	0.3891	July 2, 2024	577
Quarter 3 dividend	Sept. 10, 2024	0.3891	Oct. 1, 2024	578
Quarter 4 dividend	Dec. 11, 2024	0.4023	Jan. 2, 2025	605
		$1.5566		$2,314
2023
Quarter 1 dividend	Mar. 10, 2023	$0.3511	Apr. 3, 2023	$506
Quarter 2 dividend	June 8, 2023	0.3636	July 4, 2023	526
Quarter 3 dividend	Sept. 8, 2023	0.3636	Oct. 3, 2023	529
Quarter 4 dividend	Dec. 11, 2023	0.3761	Jan. 2, 2024	550
		$1.4544		$2,111

On February 12, 2025, the Board of Directors declared a quarterly dividend of $0.4023 per share on issued and outstanding TELUS Corporation Common Shares payable on April 1, 2025, to holders of record at the close of business on March 11, 2025. The final amount of the dividend payment depends upon the number of TELUS Corporation Common Shares issued and outstanding at the close of business on March 11, 2025.

(b)	Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of TELUS Corporation Common Shares may acquire additional TELUS Corporation Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering TELUS Corporation Common Shares from Treasury or having the trustee acquire TELUS Corporation Common Shares in the stock market. At our discretion, under the plan, we may offer TELUS Corporation Common Shares at a discount of up to 5% from the market price. Effective with our dividends paid October 1, 2019, we have offered TELUS Corporation Common Shares from Treasury at a discount of 2%. During the year ended December 31, 2024, eligible shareholders who participated in the plan elected to reinvest dividends declared of $655 million (2023 –$702 million).